Fair Value of Financial Instruments (Schedule of Assets and Liabilities Measured at Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Liabilities:
Contingent consideration in respect of acquisition	$ 3,980	$ 3,820
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	683	622
Fair value of derivatives
Total	9,731	9,998
Liabilities:
Fair value of derivatives
Contingent consideration in respect of acquisition
Total
Significant Other ObservableI inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities
Fair value of derivatives	678	1,369
Total	678	1,369
Liabilities:
Fair value of derivatives	415	713
Contingent consideration in respect of acquisition
Total	415
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities
Fair value of derivatives
Total
Liabilities:
Fair value of derivatives
Contingent consideration in respect of acquisition	3,980	3,820
Total	3,980
Corporate Debentures [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	8,263	8,953
Corporate Debentures [Member] | Significant Other ObservableI inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities
Corporate Debentures [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities
US Government or Government Agencies' Debentures [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities	785	423
US Government or Government Agencies' Debentures [Member] | Significant Other ObservableI inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities
US Government or Government Agencies' Debentures [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale securities